INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of long term investments

Long-term Investments

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Carrying amount of equity investments without readily determinable fair value	6,751	7,670
Carrying amount of equity method investments	7,305	2,380
Carrying amount of long-term investments	14,056	10,050

6.    INVESTMENTS (continued)

Long-term Investments (continued)

Equity investments - without readily determinable fair value

Equity investments - without readily determinable fair value consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Equity investments without readily determinable fair value
Private companies	5,506	6,543
Limited partnerships	3,118	3,000
Cost of equity investments without readily determinable fair value	8,624	9,543
Impairment on equity investments without readily determinable fair value	(1,873)	(1,873)
Carrying amount of equity investments without readily determinable fair value	6,751	7,670

Equity method investments consisted of the following:

	As of	As of
	December 31,	December 31,
	2020	2021
	US$	US$
Equity Method Investments
Listed company	43,410	784
Limited partnership	1,897	1,768
Cost of equity method investments	45,307	2,552
Impairment on equity investment	(31,652)	(417)
Loss (income) from equity method investment	(6,350)	245
Carrying amount of equity method investments	7,305	2,380